Employee Benefits, Defined Benefit Pension Plans (Details)	Dec. 31, 2024
Telekom Austria [Member] | Unfunded Pension Plans [Member]
Defined Benefit Pension Plans [Abstract]
Benefit determination maximum percentage on salary before retirement	80.00%